SHARE-BASED COMPENSATION PLANS - Summary of Share Option Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options expense	$ (503)	$ 532	$ 3,784
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options expense	334	1,074	2,565
Share options expense capitalized	73	600	1,147
Gross share option expense	$ 407	$ 1,674	$ 3,712